Capital Stock and Changes in Capital Accounts - Common Stock & Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	6 Months Ended
	Mar. 08, 2022	Jan. 25, 2022	Mar. 07, 2022	Jun. 30, 2022	Jun. 14, 2022	Apr. 01, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 29, 2021	Jan. 25, 2021
Class of Stock [Line Items]
Common stock, shares issued				29,829,092	29,829,092	29,829,092		8,820,240	8,820,240
Common stock, shares outstanding				29,829,092	29,829,092	29,829,092		8,820,240	8,820,240
Minimum bid price requirement for continued listing on Nasdaq, per share	$ 1.00		$ 1.00
Grace period to regain compliance with Nasdaq bid price requirements	180 days
Period during which company needs to be in compliance during grace period	10 days
Number of shares callable by each warrant										1
Net proceeds from issuance of common stock including exercise of warrants, net of underwriting commissions and offering expenses				$ 14,678
Minimum
Class of Stock [Line Items]
Period during which company was in breach of Nasdaq share bid price requirements			30 days
Selling Stockholders
Class of Stock [Line Items]
Sale of stock by selling shareholders (in shares)		1,777,148
Pre-funded warrants
Class of Stock [Line Items]
Number of warrants exercised				2,500,000
Class A Warrants
Class of Stock [Line Items]
Warrants, expiration period from issuance							5 years
Number of warrants exercised				4,156,000
Number of warrants available for exercise				14,474,000
Exercise price of warrant				$ 0.77
Class A Warrants | Selling Stockholders
Class of Stock [Line Items]
Sale of stock by selling shareholders (in shares)				1,777,148
Class A warrants and Prefunded Warrants
Class of Stock [Line Items]
Number of warrants exercised				4,156,000
Underwritten Public Offering
Class of Stock [Line Items]
Units Issued During Period, Units, New Issues		15,571,429
Price per unit		$ 0.77
Number of Shares in a Unit		1
Underwritten Public Offering | Common Class A
Class of Stock [Line Items]
Issuance of stock (in shares)		13,071,429
Underwritten Public Offering | Selling Stockholders
Class of Stock [Line Items]
Sale of stock by selling shareholders (in shares)		628,571
Underwritten Public Offering | Pre-funded warrants
Class of Stock [Line Items]
Warrants sold during period		2,500,000
Number of Warrants in a Unit		1
Number of shares callable by each warrant		1
Underwritten Public Offering | Class A Warrants
Class of Stock [Line Items]
Warrants in a Unit Sold During Period		15,571,429
Number of Warrants in a Unit		1
Number of shares callable by each warrant		1
Underwritten Public Offering | Class A Warrants | Selling Stockholders
Class of Stock [Line Items]
Number of Warrants in a Unit		1
Number of shares callable by each warrant		1
Underwritten Primary Offering | Selling Stockholders
Class of Stock [Line Items]
Sale of stock by selling shareholders (in shares)		628,751
Over-Allotment Option | Selling Stockholders | Common Class A
Class of Stock [Line Items]
Sale of stock by selling shareholders (in shares)		1,148,577
Over-Allotment Option | Sold by company | Common Class A
Class of Stock [Line Items]
Issuance of stock (in shares)		1,281,423
Over-Allotment Option | Class A Warrants | Sold by company
Class of Stock [Line Items]
Warrants sold during period		2,430,000